June 26, 2020

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE:	RiverSource of New York Variable Annuity Account (“Registrant”)

RiverSource RAVA 5 Access Variable Annuity

(Offered for contract applications signed on or after 6/22/2020)

File Nos. 333-237300/811-07623

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the above-referenced variable annuity does not differ from that contained in Registrant’s Pre-Effective Amendment No. 1 filed on June 12, 2020.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Nicole D. Wood
Nicole D. Wood
Assistant General Counsel and
Assistant Secretary